DISCONTINUED OPERATION (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Results of Discontinued Operation and Related Assets and Liabilities Distributed

Below is a summary of the results of the discontinued operation as well as the related assets and liabilities distributed.

	Six Months Ended	Fiscal Year Ended
	December 31, 2010	June 30, 2010
Product revenue	169.3	288.7
Costs	(185.8)	(314.4)

Loss before tax	(16.5)	(25.7)
Tax	4.8	(3.0)
Net loss	(11.7)	(28.7)

Property, plant and equipment	2,449.6	—
Goodwill	1,278.4	—
Non-current assets—other	10.0	—
Current assets	93.2	—
Current liabilities	(864.8)	—
Long-term liabilities	(16.6)	—

Net carrying value	2,949.7	—
Net asset value distributed	(2,949.7)	—

Profit on distribution	—	—